Amplify BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 2.0%
Nexxen International Ltd. - ADR (a)	40,678	$407,593
Perion Network Ltd. (a)	47,674	403,799
Playtika Holding Corp.	57,465	398,807
Taboola.com Ltd. (a)	162,464	592,994
		1,803,193

Consumer Discretionary - 5.1%
Evoke PLC (a)	18,250	13,976
Global-e Online Ltd. (a)	68,960	3,760,389
Maytronics, Ltd.	3,578	9,608
Mobileye Global, Inc. - Class A (a)	47,885	953,869
		4,737,842

Financials - 5.0%
Lemonade, Inc. (a)(b)	37,211	1,364,899
Payoneer Global, Inc. (a)	179,499	1,802,170
Plus500, Ltd.	43,934	1,490,016
		4,657,085

Health Care - 3.5%
Inmode Ltd. (a)	63,656	1,063,055
Nano-X Imaging Ltd. (a)(b)	62,647	451,058
Novocure, Ltd. (a)	46,160	1,375,568
Pluri, Inc. (a)	0	1
UroGen Pharma, Ltd. (a)	30,526	325,102
		3,214,784

Industrials - 8.9%
Elbit Systems Ltd.	18,236	4,706,165
Electreon Wireless Ltd. (a)	6,693	335,049
Fiverr International Ltd. (a)	26,349	836,054
Hilan, Ltd.	9,726	577,370
Kornit Digital, Ltd. (a)	28,266	874,833
Nano Dimension Ltd. - ADR (a)	197,400	489,552
Stratasys, Ltd. (a)	48,535	431,476
		8,250,499

Information Technology - 71.5%(c)
Amdocs, Ltd.	66,289	5,643,845
Camtek Ltd./Israel (b)	20,282	1,638,177
Cellebrite DI Ltd. (a)	59,593	1,312,834
CEVA, Inc. (a)	15,849	500,036
Check Point Software Technologies, Ltd. (a)	37,127	6,931,611
Cognyte Software, Ltd. (a)	41,632	360,117
CyberArk Software, Ltd. (a)	21,740	7,242,681
Formula Systems 1985, Ltd.	5,105	428,727
Gilat Satellite Networks Ltd. (a)	65,779	404,541
JFrog Ltd. (a)	73,805	2,170,605
Magic Software Enterprises Ltd.	25,769	310,001
Matrix IT, Ltd.	23,462	550,547
Monday.com Ltd. (a)	26,221	6,173,472
Next Vision Stabilized Systems Ltd.	48,292	801,056
Nice Ltd. - ADR (a)	40,277	6,840,646
Nova Ltd. (a)	14,473	2,850,457
One Software Technologies Ltd.	27,305	512,655
Pagaya Technologies Ltd. - Class A (a)(b)	45,971	427,071
Powerfleet, Inc. NJ (a)	94,123	626,859
Priortech Ltd. (a)	7,268	341,094
Radware, Ltd. (a)	25,033	563,993
Riskified Ltd. - Class A (a)	94,308	446,077
Sapiens International Corp. NV	27,787	746,637
SentinelOne, Inc. - Class A (a)	178,638	3,965,764
SimilarWeb Ltd. (a)	34,968	495,496
SolarEdge Technologies, Inc. (a)(b)	41,482	564,155
Tower Semiconductor Ltd. (a)	64,319	3,313,072
Varonis Systems, Inc. (a)	62,869	2,793,270
Vishay Precision Group, Inc. (a)	628	14,739
Weebit Nano Ltd. (a)	221,263	493,181
Wix.com, Ltd. (a)	31,752	6,812,392
		66,275,808

Utilities - 3.9%
Energix-Renewable Energies, Ltd.	190,491	653,503
Enlight Renewable Energy, Ltd. (a)	57,289	991,326
Ormat Technologies, Inc.	29,233	1,979,659
		3,624,488
TOTAL COMMON STOCKS (Cost $99,424,802)		92,563,699

SHORT-TERM INVESTMENTS - 3.7%
Investments Purchased with Proceeds from Securities Lending - 3.6%
First American Government Obligations Fund - Class X, 4.39% (d)	3,381,804	3,381,804

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (d)	85,688	85,688
TOTAL SHORT-TERM INVESTMENTS (Cost $3,467,492)		3,467,492

TOTAL INVESTMENTS - 103.6% (Cost $102,892,294)		96,031,191
Liabilities in Excess of Other Assets - (3.6)%		(3,358,653)
TOTAL NET ASSETS - 100.0%		$92,672,538
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,259,220 which represented 3.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify BlueStar Israel Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$92,563,699	$–	$–	$92,563,699
Investments Purchased with Proceeds from Securities Lending	3,381,804	–	–	3,381,804
Money Market Funds	85,688	–	–	85,688
Total Investments	$96,031,191	$–	$–	$96,031,191

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
Israel	$70,806,084	76.4%
United States	23,342,382	25.2
Jersey	1,375,568	1.5
Australia	493,181	0.5
Gibraltar	13,976	0.0
Liabilities in Excess of Other Assets	(3,358,653)	(3.6)
	$92,672,538	100.0%

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent